UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [x];  Amendment Number: 2
     This Amendment (Check only one.): [x] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC
Address:  1540 Broadway
          Suite 1510
          New York, NY  10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person  Signing  this  Report  on Behalf of Reporting Manager:

Name:    Paul Morris
Title:   Chief Financial Officer
Phone:   (212) 354-0193

Signature, Place and Date of Signing:

     /s/  Paul Morris               New York, NY          May 14, 2013

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      $427,427 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

No.         Form 13F File Number     Name

1.          28-11881                 Locust Wood Capital, LP


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
       COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4             COLUMN 5              COLUMN 6    COLUMN 7      COLUMN 8
--------------------   ----------  ----------  --------           ------------           ----------  ----------    ----------
                                                                                                                VOTING AUTHORITY
NAME OF ISSUER          TITLE OF      CUSIP    VALUE X      SHARES OR  SH/PRN PUT/CALL   INVESTMENT    OTHER    SOLE   SHARED  NONE
                          CLASS                 $1000      PRN AMOUNT                    DISCRETION   MANAGERS
ALTERRA CAPITAL         COM          G0229R108    5,663         179,840   SH                 SOLE        NONE           5,663
HOLDINGS LIM
ALTISOURCE RESIDENTIAL  CL B         02153W100    3,934         190,963   SH                 SOLE        NONE           3,934
CORP
AMERICAN INT'L GROUP    *W EXP       026874156    2,903         191,040   SH                 SOLE        NONE           2,903
                        01/19/202
APPLE INC               COM          037833100   10,452          23,611   SH                 SOLE        NONE          10,452
ATLAS RESOURCE          UNIT         04941A101    3,145         130,000   SH                 SOLE        NONE           3,145
PARTNERS LP
BERKSHIRE HATHAWAY INC  CL B NEW     084670702   13,290         127,540   SH                 SOLE        NONE          13,290
DEL
BERKSHIRE HATHAWAY INC  CL A         084670108   12,971              83   SH                 SOLE        NONE          12,971
DEL
EASTMAN CHEM CO         COM          277432100   14,266         204,185   SH                 SOLE        NONE          14,266
EXXON MOBIL CORP        COM          30231G102    2,505          27,800   SH                 SOLE        NONE           2,505
GENERAL MTRS CO         COM          37045V100   17,642         634,140   SH                 SOLE        NONE          17,642
GLOBAL EAGLE ENTMT INC  COM          37951D102    1,389         141,750   SH                 SOLE        NONE           1,389
GRACE W R & CO DEL NEW  COM          38388F108    9,286         119,810   SH                 SOLE        NONE           9,286
HESS CORP               COM          42809H107   26,541         370,635   SH                 SOLE        NONE          26,541
HOWARD HUGHS CORP       COM          44267D107   35,782         426,938   SH                 SOLE        NONE          35,782
INVESTORS BANCORP INC   COM          46146P102      428          22,800   SH                 SOLE        NONE             428
JOHNSON & JOHNSON       COM          478160104    6,670          81,805   SH                 SOLE        NONE           6,670
JPMORGAN CHASE & CO     COM          46625H100   14,755         310,888   SH                 SOLE        NONE          14,755
KAPSTONE PAPER &        COM          48562P103    5,997         215,725   SH                 SOLE        NONE           5,997
PACKAGING CORP
KINDER MORGAN INC DEL   COM          49456B101   21,997         568,679   SH                 SOLE        NONE          21,997
KINDER MORGAN INC DEL   *W EXP       49456B119   16,022       3,117,026   SH                 SOLE        NONE          16,022
                      5/25/2017
KKR & CO L P DEL        COM          48248M102    7,626         394,700   SH                 SOLE        NONE           7,626
LIBERTY INTERACTIVE   INT COM SER A  53071M104   22,227       1,042,421   SH                 SOLE        NONE          22,227
CORP
LIBERTY MEDIA CORP      COM          531229102   11,554         103,500   SH                 SOLE        NONE          11,554
MACQUARIE INFRASTR CO   MEMBERSHIP   55608B105    7,717         142,795   SH                 SOLE        NONE           7,717
LLC                     INT
MARATHON PETE CORP      COM          56585A102    9,624         107,410   SH                 SOLE        NONE           9,624
MARKEL CORP             COM          570535104    6,766          13,437   SH                 SOLE        NONE           6,766
MORGAN STANLEY          COM NEW      617446448   16,154         734,960   SH                 SOLE        NONE          16,154
MOTOROLA SOLUTIONS INC  COM NEW      620076307   10,313         161,060   SH                 SOLE        NONE          10,313
NEWCASTLE INVT CORP     COM          65105M108   21,225       1,900,180   SH                 SOLE        NONE          21,225
OAKTREE CAP GROUP LLC   UNIT         674001201    2,062          40,411   SH                 SOLE        NONE           2,062
                        99/99/99
PBF ENERGY INC          CL A         69318G106    8,202         220,672   SH                 SOLE        NONE           8,202
PFIZER INC              COM          717081103    4,251         147,300   SH                 SOLE        NONE           4,251
PROCTER & GAMBLE CO     COM          742718109   11,152         144,715   SH                 SOLE        NONE          11,152
QEP RES INC             COM          74733V100   12,543         393,930   SH                 SOLE        NONE          12,543
QUALCOMM INC            COM          747525103    8,219         122,775   SH                 SOLE        NONE           8,219
STAR GAS PARTNERS LP    UNIT LTD     85512C105    2,510         552,840   SH                 SOLE        NONE           2,510
                        PARTNER
STARZ                   LIBERTY CAP  85571Q102    8,474         382,590   SH                 SOLE        NONE           8,474
                        COM A
TARGET CORP             COM          87612E106   10,767         157,290   SH                 SOLE        NONE          10,767
TRAVELERS COMPANIES     COM          89417E109   10,951         130,075   SH                 SOLE        NONE          10,951
INC
WELLS FARGO & CO NEW    *W EXP       949746119      663          55,275   SH                 SOLE        NONE             663
                        10/28/2019
YAHOO INC               COM          984332106    8,792         373,665   SH                 SOLE        NONE           8,792

                                               --------      ----------                                               -------
FILING TOTALS                                   427,427      14,407,259                                               427,427
                                               --------      ----------                                               -------